FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS - Parenthetical (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY
Payment of net issuance costs	¥ 79,138
Proceeds from issuance of preferred shares, issuance costs	0	¥ 2,134	¥ 1,690
Parent | Reportable legal entity
FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY
Payment of net issuance costs	79,138
Proceeds from issuance of preferred shares, issuance costs	¥ 0	¥ 2,134	¥ 1,690